Fair Values of Financial Instruments	9 Months Ended
Sep. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Fair Values of Financial Instruments

25      Fair Values of Financial Instruments

Management considers that the carrying amounts of financial assets and financial liabilities in the financial statements approximate their fair values.

As of September 30, 2020 and December 31, 2019, the Group does not own assets and liabilities measured at fair value through profit or loss or assets at fair value through comprehensive income in accordance with IFRS 9.